Basis of Preparation and Presentation (Tables)	12 Months Ended
Jun. 30, 2023
Basis of Preparation and Presentation [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements comprise the financial statements of BrasilAgro and its subsidiaries as of June 30, 2023, 2022, and 2021 as described below:
		Ownership %
		2023	2022	2021
Imobiliária Jaborandi Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Cremaq Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Engenho Ltda. (d)	Brazil	-	99.99	99.99
Imobiliária Araucária Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Mogno Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Cajueiro Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Ceibo Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Flamboyant Ltda.	Brazil	99.99	99.99	99.99
Palmeiras S.A.	Paraguay	99.99	99.99	99.99
Agropecuaria Morotí S.A.	Paraguay	99.99	99.99	99.99
Agrifirma Agro Ltda.	Brazil	99.99	99.99	99.99
Agrifirma Bahia Agropecuária Ltda.(a)	Brazil	99.99	99.99	99.99
I.A. Agro Ltda. (a)(c)	Brazil	-	99.99	99.99
GL Empreendimentos e Participações Ltda.(a)(c)	Brazil	-	-	99.99
Avante Comercializadora S.A.	Brazil	-	-	100
Agropecuaria Acres Del Sud S.A. (b)	Bolivia	100	100	100
Ombú Agropecuaria S.A. (b )	Bolivia	100	100	100
Yuchán Agropecuaria S.A.(b )	Bolivia	100	100	100
Yatay Agropecuaria S.A. (b)	Bolivia	100	100	100
(a)	Subsidiaries of Agrifirma – indirect control.
(b)	Subsidiaries acquired in Bolivia (Note 2.7).
(c)	Merged into the subsidiary Agrifirma Bahia on May 2, and July,23, 2022.
(d)	Company dissolved on October 6, 2022, see note 12.

Schedule of Straight-Line Method Over Their Estimated Useful Lives, at the Depreciation	Depreciation is calculated using the straight-line method over their estimated useful lives, at the depreciation rates described below:
	Annual depreciation rates %
	2023	2022	2021
Buildings and improvements	3	3	3
Equipment and facilities	7	7	7
Vehicles and agricultural machinery	7	7	7
Furniture and fixtures	10	10	10
Opening of areas	5	5	5
Permanent cultures	20	20	20